Cover	Sep. 15, 2021
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 15, 2021
Entity File Number	001-39408
Entity Registrant Name	Lucid Group, Inc.
Entity Central Index Key	0001811210
Entity Tax Identification Number	85-0891392
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7373 Gateway Blvd
Entity Address, City or Town	Newark
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94560
City Area Code	510
Local Phone Number	648-3553
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Class A [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	LCID
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	LCIDW
Security Exchange Name	NASDAQ